UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09439

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 5

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	7/31/2015

Date of reporting period:	4/30/2015

Item 1.	Schedule of Investments

Prudential Jennison Conservative Growth Fund

Schedule of Investments

as of April 30, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.5%
COMMON STOCKS
Aerospace & Defense — 0.9%
Boeing Co. (The)	7,837	$1,123,355
Lockheed Martin Corp.	6,081	1,134,715

		2,258,070

Airlines — 0.3%
Alaska Air Group, Inc.	12,349	791,077

Banks — 4.5%
Bank of America Corp.	138,539	2,206,926
Citigroup, Inc.	39,967	2,131,041
JPMorgan Chase & Co.	49,217	3,113,467
Wells Fargo & Co.	61,817	3,406,117

		10,857,551

Beverages — 0.6%
Dr. Pepper Snapple Group, Inc.	18,027	1,344,454

Biotechnology — 5.2%
Amgen, Inc.	19,055	3,008,975
Biogen, Inc.*	13,716	5,128,824
Celgene Corp.*	11,362	1,227,778
Gilead Sciences, Inc.*	31,955	3,211,797

		12,577,374

Capital Markets — 4.3%
Ameriprise Financial, Inc.	27,581	3,455,348
BlackRock, Inc.	9,924	3,611,740
Franklin Resources, Inc.	37,378	1,927,210
Morgan Stanley	41,880	1,562,543

		10,556,841

Chemicals — 1.5%
Celanese Corp., Series A	56,217	3,730,560

Commercial Services & Supplies — 1.0%
Waste Management, Inc.	50,377	2,495,173

Communications Equipment — 1.1%
Harris Corp.	34,400	2,760,256

Diversified Financial Services — 1.4%
Berkshire Hathaway, Inc. (Class B Stock)*	23,913	3,376,755

Diversified Telecommunication Services — 0.3%
CenturyLink, Inc.	22,948	825,210

Electronic Equipment, Instruments & Components — 1.4%
Corning, Inc.	161,718	3,384,758

Energy Equipment & Services — 1.5%
National Oilwell Varco, Inc.	68,916	3,749,719

Food & Staples Retailing — 4.4%
Costco Wholesale Corp.	12,241	1,751,075
CVS Health Corp.	35,187	3,493,717
Kroger Co. (The)	29,175	2,010,450
Wal-Mart Stores, Inc.	44,582	3,479,625

		10,734,867

Food Products — 3.0%
Archer-Daniels-Midland Co.	75,864	3,708,232
Tyson Foods, Inc. (Class A Stock)	93,704	3,701,308

		7,409,540

Health Care Equipment & Supplies — 2.1%
Abbott Laboratories	109,667	5,090,742

Health Care Providers & Services — 1.5%
Aetna, Inc.	22,224	2,375,079
Cigna Corp.	10,775	1,342,996

		3,718,075

Hotels, Restaurants & Leisure — 0.1%
Starbucks Corp.	5,286	262,080

Independent Power & Renewable Electricity Producers — 1.5%
Calpine Corp.*	162,816	3,551,017

Insurance — 2.4%
American Financial Group, Inc.	18,390	1,162,248
Aon PLC	11,893	1,144,463
Marsh & McLennan Cos., Inc.	64,060	3,597,610

		5,904,321

Internet & Catalog Retail — 3.6%
Amazon.com, Inc.*	8,563	3,611,702
Netflix, Inc.*	6,786	3,776,409
Priceline Group, Inc. (The)*	592	732,783
Vipshop Holdings Ltd. (China), ADR*(a)	19,416	549,279

		8,670,173

Internet Software & Services — 9.7%
Alibaba Group Holding Ltd. (China), ADR*(a)	50,679	4,119,696
Facebook, Inc. (Class A Stock)*	113,194	8,916,291
Google, Inc. (Class A Stock)*	7,884	4,326,503
LinkedIn Corp. (Class A Stock)*	8,576	2,162,267
Tencent Holdings Ltd. (China), ADR	202,521	4,175,983

		23,700,740

IT Services — 3.1%
MasterCard, Inc. (Class A Stock)	53,872	4,859,793
Visa, Inc. (Class A Stock)(a)	40,951	2,704,814

		7,564,607

Life Sciences Tools & Services — 0.3%
Illumina, Inc.*	3,935	725,024

Machinery — 2.5%
Cummins, Inc.	26,261	3,630,846
Ingersoll-Rand PLC	36,218	2,384,593

		6,015,439

Media — 7.0%
Comcast Corp. (Class A Stock)	35,662	2,059,837
Time Warner, Inc.	25,784	2,176,428
Twenty-First Century Fox, Inc. (Class A Stock)	107,154	3,651,808
Walt Disney Co. (The)	83,199	9,045,395

		16,933,468

Multi-Utilities — 1.5%
Dominion Resources, Inc.	49,372	3,538,985

Multiline Retail — 2.8%
Dollar General Corp.	6,338	460,836
Kohl’s Corp.	22,238	1,593,353
Macy’s, Inc.(a)	20,097	1,298,869
Target Corp.	43,833	3,455,355

		6,808,413

Oil, Gas & Consumable Fuels — 5.8%
Chesapeake Energy Corp.(a)	105,418	1,662,442
Chevron Corp.	24,724	2,745,847
Exxon Mobil Corp.	55,102	4,814,262
Kinder Morgan, Inc.	38,427	1,650,439
Phillips 66	16,829	1,334,708
Valero Energy Corp.	34,851	1,983,022

		14,190,720

Pharmaceuticals — 6.3%
Actavis PLC*	6,424	1,817,093
Bristol-Myers Squibb Co.	27,124	1,728,612
Johnson & Johnson	20,545	2,038,064
Merck & Co., Inc.	63,282	3,769,076
Novo Nordisk A/S (Denmark), ADR	54,468	3,064,914
Shire PLC (Ireland), ADR	12,149	2,958,403

		15,376,162

Real Estate Investment Trusts (REITs) — 1.5%
Apartment Investment & Management Co. (Class A Stock)	40,236	1,518,104
Weyerhaeuser Co.	67,799	2,136,347

		3,654,451

Road & Rail — 1.2%
Union Pacific Corp.	26,953	2,863,217

Semiconductors & Semiconductor Equipment — 2.4%
ARM Holdings PLC (United Kingdom), ADR(a)	38,592	1,967,806
Intel Corp.	116,788	3,801,449

		5,769,255

Software — 2.2%
Activision Blizzard, Inc.	26,673	608,544
Adobe Systems, Inc.*	7,645	581,479
Microsoft Corp.	57,575	2,800,448
Red Hat, Inc.*	3,300	248,358
salesforce.com, inc.*(a)	15,533	1,131,113

		5,369,942

Specialty Retail — 2.3%
Best Buy Co., Inc.	51,422	1,781,772
Gap, Inc. (The)	36,024	1,427,992
Inditex SA (Spain), ADR	155,638	2,466,862

		5,676,626

Technology Hardware, Storage & Peripherals — 4.8%
Apple, Inc.	92,609	11,590,016

Textiles, Apparel & Luxury Goods — 2.1%
Luxottica Group SpA (Italy), ADR	23,721	1,556,572
NIKE, Inc. (Class B Stock)	36,426	3,600,346

		5,156,918

Tobacco — 1.4%
Altria Group, Inc.	63,319	3,169,116
Reynolds American, Inc.	4,053	297,085

		3,466,201

TOTAL LONG-TERM INVESTMENTS (cost $202,502,610)		242,448,797

SHORT-TERM INVESTMENT — 5.2%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $12,493,800; includes $10,969,764 of cash collateral for securities on loan)(b)(c)	12,493,800	12,493,800

TOTAL INVESTMENTS — 104.7% (cost $214,996,410)(d)		254,942,597
Liabilities in excess of other assets — (4.7)%		(11,346,079)

NET ASSETS — 100.0%		$243,596,518

The following abbreviation is used in the portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $10,595,285; cash collateral of $10,969,764 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Taxable Money Market Fund
(d)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$215,897,637

Appreciation	43,823,885
Depreciation	(4,778,925)

Net Unrealized Appreciation	$39,044,960

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$2,258,070	$—	$—
Airlines	791,077	—	—
Banks	10,857,551	—	—
Beverages	1,344,454	—	—
Biotechnology	12,577,374	—	—
Capital Markets	10,556,841	—	—
Chemicals	3,730,560	—	—

Commercial Services & Supplies	2,495,173	—	—
Communications Equipment	2,760,256	—	—
Diversified Financial Services	3,376,755	—	—
Diversified Telecommunication Services	825,210	—	—
Electronic Equipment, Instruments & Components	3,384,758	—	—
Energy Equipment & Services	3,749,719	—	—
Food & Staples Retailing	10,734,867	—	—
Food Products	7,409,540	—	—
Health Care Equipment & Supplies	5,090,742	—	—
Health Care Providers & Services	3,718,075	—	—
Hotels, Restaurants & Leisure	262,080	—	—
Independent Power & Renewable Electricity Producers	3,551,017	—	—
Insurance	5,904,321	—	—
Internet & Catalog Retail	8,670,173	—	—
Internet Software & Services	23,700,740	—	—
IT Services	7,564,607	—	—
Life Sciences Tools & Services	725,024	—	—
Machinery	6,015,439	—	—
Media	16,933,468	—	—
Multi-Utilities	3,538,985	—	—
Multiline Retail	6,808,413	—	—
Oil, Gas & Consumable Fuels	14,190,720	—	—
Pharmaceuticals	15,376,162	—	—
Real Estate Investment Trusts (REITs)	3,654,451	—	—
Road & Rail	2,863,217	—	—
Semiconductors & Semiconductor Equipment	5,769,255	—	—
Software	5,369,942	—	—
Specialty Retail	5,676,626	—	—
Technology Hardware, Storage & Peripherals	11,590,016	—	—
Textiles, Apparel & Luxury Goods	5,156,918	—	—
Tobacco	3,466,201	—	—
Affiliated Money Market Mutual Fund	12,493,800	—	—

Total	$254,942,597	$—	$—

Prudential Jennison Rising Dividend Fund

Schedule of Investments

as of April 30, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.6%
COMMON STOCKS
Aerospace & Defense — 6.5%
Boeing Co. (The)	1,253	$179,605
Honeywell International, Inc.	1,482	149,564
Lockheed Martin Corp.	794	148,160

		477,329

Air Freight & Logistics — 1.3%
FedEx Corp.	542	91,907

Airlines — 1.5%
Delta Air Lines, Inc.	2,452	109,457

Banks — 8.3%
Bank of America Corp.	7,862	125,242
Citigroup, Inc.	1,294	68,996
JPMorgan Chase & Co.	2,941	186,047
PNC Financial Services Group, Inc. (The)	916	84,025
Wells Fargo & Co.	2,663	146,731

		611,041

Beverages — 2.0%
Coca-Cola Co. (The)	1,476	59,867
PepsiCo, Inc.	912	86,749

		146,616

Capital Markets — 2.8%
BlackRock, Inc.	200	72,788
Goldman Sachs Group, Inc. (The)	665	130,619

		203,407

Chemicals — 1.2%
Air Products & Chemicals, Inc.	598	85,771

Communications Equipment — 4.0%
Cisco Systems, Inc.	10,139	292,307

Containers & Packaging — 1.3%
Packaging Corp. of America	1,364	94,375

Electric Utilities — 1.6%
Edison International	1,179	71,848
Exelon Corp.	1,328	45,179

		117,027

Food & Staples Retailing — 3.6%
Costco Wholesale Corp.	1,044	149,344
CVS Health Corp.	1,151	114,283

		263,627

Food Products — 2.5%
Mead Johnson Nutrition Co.	1,155	110,788
Mondelez International, Inc. (Class A Stock)	1,990	76,356

		187,144

Health Care Equipment & Supplies — 1.4%
Abbott Laboratories	2,204	102,310

Health Care Providers & Services — 1.3%
UnitedHealth Group, Inc.	862	96,027

Hotels, Restaurants & Leisure — 2.9%
Starbucks Corp.	2,576	127,718
Starwood Hotels & Resorts Worldwide, Inc.	965	82,942

		210,660

Household Products — 1.0%
Procter & Gamble Co. (The)	907	72,116

Insurance — 2.1%
MetLife, Inc.	1,482	76,012
Travelers Cos., Inc. (The)	759	76,742

		152,754

IT Services — 5.1%
Automatic Data Processing, Inc.	1,345	113,706
MasterCard, Inc. (Class A Stock)	1,427	128,730
Xerox Corp.	11,609	133,503

		375,939

Life Sciences Tools & Services — 1.6%
Thermo Fisher Scientific, Inc.	960	120,653

Media — 4.5%
Comcast Corp. (Class A Stock)	2,283	131,866
Time Warner, Inc.	1,415	119,440
Walt Disney Co. (The)	731	79,475

		330,781

Multi-Utilities — 3.9%
Dominion Resources, Inc.	1,046	74,977
NiSource, Inc.	1,676	72,772
PG&E Corp.	914	48,369
Sempra Energy	916	97,252

		293,370

Multiline Retail — 2.2%
Dollar General Corp.	699	50,824
Target Corp.	1,400	110,362

		161,186

Oil, Gas & Consumable Fuels — 4.9%
Chevron Corp.	353	39,204
ConocoPhillips	580	39,394
EOG Resources, Inc.	476	47,100
Exxon Mobil Corp.	424	37,045
Kinder Morgan, Inc.	3,742	160,719
Williams Cos., Inc. (The)	755	38,648

		362,110

Pharmaceuticals — 5.8%
Bristol-Myers Squibb Co.	3,131	199,539
Merck & Co., Inc.	2,573	153,248
Novartis AG (Switzerland), ADR	719	73,194

		425,981

Real Estate Investment Trusts (REITs) — 1.9%
American Tower Corp.	750	70,897
CyrusOne, Inc.	2,095	68,046

		138,943

Road & Rail — 2.9%
Canadian Pacific Railway Ltd. (Canada)	600	114,348
Union Pacific Corp.	916	97,307

		211,655

Semiconductors & Semiconductor Equipment — 2.4%
Analog Devices, Inc.	1,179	72,909
Lam Research Corp.	1,365	103,167

		176,076

Software — 5.1%
Intuit, Inc.	1,138	114,176
Microsoft Corp.	2,591	126,026
Oracle Corp.	3,042	132,692

		372,894

Specialty Retail — 3.5%
GameStop Corp. (Class A Stock)	2,579	99,395
Home Depot, Inc. (The)	1,033	110,510
Lowe’s Cos., Inc.	699	48,133

		258,038

Technology Hardware, Storage & Peripherals — 3.5%
Apple, Inc.	2,081	260,437

Textiles, Apparel & Luxury Goods — 1.7%
NIKE, Inc. (Class B Stock)	1,280	126,515

Tobacco — 3.6%
Lorillard, Inc.	1,983	138,532
Reynolds American, Inc.	1,769	129,668

		268,200

Wireless Telecommunication Services — 1.7%
Vodafone Group PLC (United Kingdom), ADR	3,518	123,834

TOTAL LONG-TERM INVESTMENTS (cost $6,656,154)		7,320,487

SHORT-TERM INVESTMENT — 0.8%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $59,592)(a)	59,592	59,592

TOTAL INVESTMENTS — 100.4% (cost $6,715,746)(b)		7,380,079
Liabilities in excess of other assets — (0.4)%		(26,811)

NET ASSETS — 100.0%		$7,353,268

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt

(a)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(b)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$6,717,269

Appreciation	726,991
Depreciation	(64,181)

Net Unrealized Appreciation	$662,810

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$477,329	$—	$—
Air Freight & Logistics	91,907	—	—
Airlines	109,457	—	—
Banks	611,041	—	—
Beverages	146,616	—	—
Capital Markets	203,407	—	—
Chemicals	85,771	—	—
Communications Equipment	292,307	—	—
Containers & Packaging	94,375	—	—
Electric Utilities	117,027	—	—
Food & Staples Retailing	263,627	—	—
Food Products	187,144	—	—
Health Care Equipment & Supplies	102,310	—	—
Health Care Providers & Services	96,027	—	—
Hotels, Restaurants & Leisure	210,660	—	—
Household Products	72,116	—	—
Insurance	152,754	—	—
IT Services	375,939	—	—
Life Sciences Tools & Services	120,653	—	—
Media	330,781	—	—
Multi-Utilities	293,370	—	—
Multiline Retail	161,186	—	—
Oil, Gas & Consumable Fuels	362,110	—	—
Pharmaceuticals	425,981	—	—
Real Estate Investment Trusts (REITs)	138,943	—	—
Road & Rail	211,655	—	—
Semiconductors & Semiconductor Equipment	176,076	—	—
Software	372,894	—	—
Specialty Retail	258,038	—	—
Technology Hardware, Storage & Peripherals	260,437	—	—
Textiles, Apparel & Luxury Goods	126,515	—	—
Tobacco	268,200	—	—
Wireless Telecommunication Services	123,834	—	—
Affiliated Money Market Mutual Fund	59,592	—	—

Total	$7,380,079	$—	$—

Prudential Small Cap Value Fund

Schedule of Investments

as of April 30, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.0%
COMMON STOCKS — 98.7%
Aerospace & Defense — 0.7%
Ducommun, Inc.*	49,500	$1,504,800

Air Freight & Logistics — 1.4%
Air Transport Services Group, Inc.*	94,000	876,080
Atlas Air Worldwide Holdings, Inc.*	43,200	2,105,568

		2,981,648

Airlines — 2.6%
Alaska Air Group, Inc.	26,000	1,665,560
Hawaiian Holdings, Inc.*	23,800	549,304
JetBlue Airways Corp.*(a)	82,400	1,691,672
Republic Airways Holdings, Inc.*	99,400	1,216,656
SkyWest, Inc.	22,800	311,220

		5,434,412

Auto Components — 4.3%
American Axle & Manufacturing Holdings, Inc.*	66,300	1,652,859
Cooper Tire & Rubber Co.	52,900	2,247,721
Cooper-Standard Holding, Inc.*	6,900	421,038
Dana Holding Corp.	89,700	1,934,829
Shiloh Industries, Inc.*	8,700	101,181
Tenneco, Inc.*	27,400	1,601,530
Tower International, Inc.*	45,700	1,181,802

		9,140,960

Banks — 19.4%
1st Source Corp.	24,900	774,888
Arrow Financial Corp.	17,076	445,001
BancFirst Corp.	15,500	894,660
Banco Latinoamericano de Comercio Exterior SA (Panama)	34,700	1,102,419
Bank of Marin Bancorp	13,300	670,586
Banner Corp.	20,600	931,532
BBCN Bancorp, Inc.	67,700	960,663
Berkshire Hills Bancorp, Inc.	31,800	890,718
Boston Private Financial Holdings, Inc.	37,400	491,810
Bryn Mawr Bank Corp.	4,200	126,378
Cathay General BanCorp	41,800	1,194,644
Century Bancorp, Inc. (Class A Stock)	1,200	46,356
Chemical Financial Corp.	34,600	1,069,140
Citizens & Northern Corp.	17,700	351,168
CNB Financial Corp.	5,100	87,618
Community Bank System, Inc.	9,800	342,510
Community Trust Bancorp, Inc.	23,760	762,221
Customers Bancorp, Inc.*	32,150	810,501
Enterprise Bancorp, Inc.	3,100	66,526
Enterprise Financial Services Corp.	37,900	778,087
Fidelity Southern Corp.	31,900	535,920
Financial Institutions, Inc.	31,000	730,050
First BanCorp (Puerto Rico)*	49,100	295,091
First BanCorp	35,300	572,919
First Bancorp, Inc.	1,300	21,684
First Community Bancshares, Inc.	30,300	507,828
First Financial Bancorp	63,000	1,087,380
First Financial Corp.	22,700	770,665
First Interstate BancSystem, Inc. (Class A Stock)	35,800	968,748
First Merchants Corp.	48,300	1,090,131
First NBC Bank Holding Co.*	26,500	932,270
First of Long Island Corp. (The)	900	22,518

German American Bancorp, Inc.	5,800	165,938
Great Southern Bancorp, Inc.	28,800	1,135,296
Hanmi Financial Corp.	37,700	802,256
Heartland Financial USA, Inc.	29,200	1,004,772
Hilltop Holdings, Inc.*	28,100	565,091
Horizon Bancorp	29,100	679,485
International Bancshares Corp.	45,440	1,180,531
Lakeland Bancorp, Inc.	19,320	219,282
Lakeland Financial Corp.	19,700	769,285
MainSource Financial Group, Inc.	39,600	762,300
Merchants Bancshares, Inc.	5,200	153,192
MidSouth Bancorp, Inc.	8,200	106,354
MidWestOne Financial Group, Inc.	2,905	84,971
National Penn Bancshares, Inc.	109,100	1,134,640
NBT Bancorp, Inc.	45,900	1,108,485
Northrim BanCorp, Inc.	17,900	446,068
Old National Bancorp	71,500	976,690
Pacific Continental Corp.	4,400	56,760
Peapack Gladstone Financial Corp.	6,300	131,859
Preferred Bank	29,300	825,674
S&T Bancorp, Inc.	25,000	672,500
Sandy Spring Bancorp, Inc.	37,700	982,462
Sierra Bancorp	13,700	224,406
Stock Yards Bancorp, Inc.	31,500	1,096,200
Tompkins Financial Corp.	20,800	1,084,720
Univest Corp. of Pennsylvania	35,100	684,801
Washington Trust Bancorp, Inc.	20,200	747,804
WesBanco, Inc.	33,800	1,065,038
West Bancorporation, Inc.	23,600	447,456
Western Alliance Bancorp*	6,100	188,612
Wilshire Bancorp, Inc.	81,700	861,935

		40,697,493

Capital Markets — 1.9%
Calamos Asset Management, Inc. (Class A Stock)	52,900	654,373
Investment Technology Group, Inc.*	46,100	1,313,389
Oppenheimer Holdings, Inc. (Class A Stock)	25,800	616,362
Piper Jaffray Cos.*	23,500	1,185,575
Pzena Investment Management, Inc. (Class A Stock)	21,300	195,960

		3,965,659

Chemicals — 1.6%
Chase Corp.	5,200	186,212
Innospec, Inc.	25,400	1,109,980
Stepan Co.	42,800	2,179,804

		3,475,996

Commercial Services & Supplies — 3.7%
ACCO Brands Corp.*(a)	95,900	754,733
Deluxe Corp.	34,600	2,240,350
Kimball International, Inc. (Class B Stock)	30,400	307,648
Performant Financial Corp.*(a)	147,500	438,075
Quad/Graphics, Inc.	75,800	1,632,732
Viad Corp.	21,700	576,569
West Corp.	59,100	1,829,145

		7,779,252

Construction & Engineering — 1.7%
Aegion Corp.*	43,600	803,112
Argan, Inc.	39,400	1,273,014
MYR Group, Inc.*	49,000	1,436,680

		3,512,806

Consumer Finance — 1.9%
Cash America International, Inc.	3,600	93,312
Credit Acceptance Corp.*	9,800	2,314,760
Enova International, Inc.*	3,294	60,972
Nelnet, Inc. (Class A Stock)	36,500	1,634,105

		4,103,149

Diversified Consumer Services — 0.5%
American Public Education, Inc.*	9,300	259,377
Strayer Education, Inc.*	14,500	735,440

		994,817

Diversified Financial Services — 0.4%
Marlin Business Services Corp.	37,400	746,878

Diversified Telecommunication Services — 1.4%
Inteliquent, Inc.	47,500	902,975
Intelsat SA*(a)	90,000	1,133,100
Iridium Communications, Inc.*(a)	22,000	223,740
Premiere Global Services, Inc.*	61,900	631,999

		2,891,814

Electric Utilities — 2.2%
Empire District Electric Co. (The)	36,600	862,662
IDACORP, Inc.	38,500	2,322,705
MGE Energy, Inc.	32,700	1,356,396

		4,541,763

Electronic Equipment, Instruments & Components — 2.8%
Benchmark Electronics, Inc.*	81,200	1,910,636
Electro Rent Corp.	8,100	87,804
Fabrinet (Thailand)*	60,800	1,101,088
Insight Enterprises, Inc.*	17,200	492,264
Kimball Electronics, Inc.*	11,400	145,806
PC Connection, Inc.	18,700	454,223
Sanmina Corp.*	86,200	1,752,446

		5,944,267

Energy Equipment & Services — 2.5%
Bristow Group, Inc.	12,000	745,560
Era Group, Inc.*	14,500	321,610
Forum Energy Technologies, Inc.*	59,200	1,376,992
GulfMark Offshore, Inc. (Class A Stock)(a)	22,300	334,723
Helix Energy Solutions Group, Inc.*	93,900	1,547,472
PHI, Inc.*	18,100	567,073
Pioneer Energy Services Corp.*	56,700	422,415

		5,315,845

Food & Staples Retailing — 1.7%
Ingles Markets, Inc. (Class A Stock)	11,700	489,762
SpartanNash Co.	49,200	1,484,364
SUPERVALU, Inc.*	184,800	1,624,392

		3,598,518

Food Products — 1.3%
Cal-Maine Foods, Inc.(a)	5,200	232,492
Fresh Del Monte Produce, Inc.	26,300	971,259

Omega Protein Corp.*	16,400	209,592
Pilgrim’s Pride Corp.(a)	45,100	1,113,970
Sanderson Farms, Inc.(a)	1,600	120,192

		2,647,505

Gas Utilities — 1.2%
Chesapeake Utilities Corp.	17,700	845,706
New Jersey Resources Corp.	52,000	1,586,520

		2,432,226

Health Care Providers & Services — 1.8%
National Healthcare Corp.	24,900	1,576,170
Select Medical Holdings Corp.	113,000	1,644,150
Triple-S Management Corp. (Class B Stock)*	29,800	557,856

		3,778,176

Hotels, Restaurants & Leisure — 1.6%
Bloomin’ Brands, Inc.	7,300	165,418
Marcus Corp. (The)	66,100	1,280,357
Monarch Casino & Resort, Inc.*	9,400	172,020
Ruth’s Hospitality Group, Inc.	74,800	1,088,340
Speedway Motorsports, Inc.	29,000	664,100

		3,370,235

Household Durables — 0.4%
CSS Industries, Inc.	8,000	226,720
Libbey, Inc.	16,600	653,210

		879,930

Insurance — 8.2%
American Equity Investment Life Holding Co.	39,800	1,072,610
AMERISAFE, Inc.	20,400	921,876
Argo Group International Holdings Ltd.	25,410	1,244,836
Crawford & Co. (Class B Stock)	20,800	169,936
EMC Insurance Group, Inc.	16,300	564,632
Employers Holdings, Inc.	3,700	90,317
Enstar Group Ltd.*	6,500	923,260
FBL Financial Group, Inc. (Class A Stock)	34,100	1,987,007
First American Financial Corp.	43,400	1,509,886
Global Indemnity PLC*	20,700	568,215
HCC Insurance Holdings, Inc.	7,400	421,504
Independence Holding Co.	4,400	54,736
Maiden Holdings Ltd.	17,900	260,087
National Western Life Insurance Co. (Class A Stock)	4,100	982,401
Navigators Group, Inc. (The)*	25,300	1,974,665
ProAssurance Corp.	2,800	125,860
Safety Insurance Group, Inc.	2,300	133,745
Selective Insurance Group, Inc.	40,300	1,085,682
State Auto Financial Corp.	24,800	585,776
Symetra Financial Corp.	78,900	1,873,875
United Insurance Holdings Corp.	33,900	563,757
Universal Insurance Holdings, Inc.	9,500	228,190

		17,342,853

IT Services — 1.9%
CACI International, Inc. (Class A Stock)*	23,700	2,091,288
Science Applications International Corp.	11,000	551,100
Sykes Enterprises, Inc.*	45,300	1,133,859
TeleTech Holdings, Inc.	5,600	145,264

		3,921,511

Machinery — 2.8%
Blount International, Inc.*	9,300	123,318
Douglas Dynamics, Inc.	29,700	645,975
Federal Signal Corp.	121,700	1,913,124
Meritor, Inc.*	114,000	1,495,680
Wabash National Corp.*(a)	115,500	1,619,310

		5,797,407

Media — 1.2%
Entercom Communications Corp. (Class A Stock)*(a)	28,200	335,016
EW Scripps Co. (The) (Class A Stock)	56,832	1,323,618
Gray Television, Inc.*	15,500	205,530
Journal Media Group, Inc.*	21,411	198,908
Saga Communications, Inc. (Class A Stock)	9,110	364,309

		2,427,381

Metals & Mining — 1.7%
Century Aluminum Co.*(a)	123,200	1,588,048
Handy & Harman Ltd.*	13,700	485,391
Worthington Industries, Inc.	58,300	1,575,849

		3,649,288

Oil, Gas & Consumable Fuels — 3.0%
Adams Resources & Energy, Inc.	17,800	829,480
Clayton Williams Energy, Inc.*(a)	7,100	395,257
Delek US Holdings, Inc.	33,500	1,236,820
Green Plains, Inc.	19,500	607,230
Matador Resources Co.*(a)	37,800	1,047,816
Rosetta Resources, Inc.*	36,100	824,163
VAALCO Energy, Inc.*	128,900	318,383
Western Refining, Inc.	24,500	1,079,225

		6,338,374

Paper & Forest Products — 1.4%
KapStone Paper & Packaging Corp.	4,600	128,570
Neenah Paper, Inc.	15,700	949,379
Schweitzer-Mauduit International, Inc.	41,200	1,821,452

		2,899,401

Personal Products — 0.1%
Nature’s Sunshine Products, Inc.	24,700	321,347

Professional Services — 0.9%
Barrett Business Services, Inc.	7,800	346,866
Navigant Consulting, Inc.*	16,800	242,928
VSE Corp.	17,000	1,209,380

		1,799,174

Real Estate Investment Trusts (REITs) — 10.3%
AG Mortgage Investment Trust, Inc.	40,600	780,332
Apollo Commercial Real Estate Finance, Inc.	40,000	683,600
Apollo Residential Mortgage, Inc.	47,700	756,522
Armada Hoffler Properties, Inc.	113,100	1,161,537
Ashford Hospitality Trust, Inc.	126,800	1,148,808
Capstead Mortgage Corp.	48,100	560,365
Cedar Realty Trust, Inc.	133,200	931,068
Chambers Street Properties	184,000	1,380,000
Dynex Capital, Inc.	98,100	784,800
Franklin Street Properties Corp.	103,600	1,223,516
Geo Group, Inc. (The)	44,200	1,723,800
Gladstone Commercial Corp.	18,000	320,580

Government Properties Income Trust	34,200	712,728
Inland Real Estate Corp.	123,100	1,266,699
Invesco Mortgage Capital, Inc.	75,800	1,167,320
Investors Real Estate Trust	75,800	543,486
Lexington Realty Trust	154,200	1,429,434
Mack-Cali Realty Corp.	76,300	1,369,585
Medical Properties Trust, Inc.	12,300	171,954
MFA Financial, Inc.	85,200	662,004
One Liberty Properties, Inc.	24,400	548,512
PennyMac Mortgage Investment Trust	48,600	1,018,170
Select Income REIT	53,000	1,229,070

		21,573,890

Road & Rail — 0.8%
AMERCO	5,200	1,674,608

Semiconductors & Semiconductor Equipment — 0.9%
Amkor Technology, Inc.*	193,400	1,359,602
Diodes, Inc.*	6,900	184,368
OmniVision Technologies, Inc.*	13,400	373,793
Xcerra Corp.*	8,200	80,606

		1,998,369

Software — 0.1%
AVG Technologies NV*	6,000	143,520

Specialty Retail — 1.9%
Express, Inc.*	79,800	1,300,740
Group 1 Automotive, Inc.	23,200	1,832,336
Outerwall, Inc.(a)	10,000	664,300
Tilly’s, Inc. (Class A Stock)*	9,200	122,728

		3,920,104

Textiles, Apparel & Luxury Goods — 0.7%
Culp, Inc.	24,000	620,400
Movado Group, Inc.	26,300	770,064

		1,390,464

Thrifts & Mortgage Finance — 3.6%
Dime Community Bancshares, Inc.	56,800	904,256
Federal Agricultural Mortgage Corp. (Class C Stock)	2,300	72,312
First Defiance Financial Corp.	25,100	878,500
Meta Financial Group, Inc.	10,700	437,737
OceanFirst Financial Corp.	42,000	704,760
Oritani Financial Corp.	54,300	809,070
Provident Financial Services, Inc.	59,900	1,078,200
Territorial Bancorp, Inc.	31,900	736,890
TrustCo Bank Corp.	38,900	259,463
Walker & Dunlop, Inc.*	42,600	815,364
WSFS Financial Corp.	13,700	975,029

		7,671,581

Trading Companies & Distributors — 1.4%
Aircastle Ltd.	82,200	1,971,156
CAI International, Inc.*	11,700	278,694
DXP Enterprises, Inc.*	14,000	630,700
Rush Enterprises, Inc. (Class A Stock)*	6,700	175,138

		3,055,688

Water Utilities — 0.2%
SJW Corp.	15,000	438,750

Wireless Telecommunication Services — 0.6%
Spok Holdings, Inc.	71,000	1,336,575

TOTAL COMMON STOCKS (cost $181,395,658)		207,438,434

EXCHANGE TRADED FUND — 0.3%
iShares Russell 2000 Value Index Fund (cost $507,695)	5,300	535,141

TOTAL LONG-TERM INVESTMENTS (cost $181,903,353)		207,973,575

SHORT-TERM INVESTMENT — 4.9%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $10,307,909; includes $7,750,653 of cash collateral for securities on loan)(b)(c)	10,307,909	10,307,909

TOTAL INVESTMENTS — 103.9% (cost $192,211,262)(d)		218,281,484
Liabilities in excess of other assets — (3.9)%		(8,143,705)

NET ASSETS — 100.0%		$210,137,779

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $7,462,730; cash collateral of $7,750,653 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(d)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$192,259,863

Appreciation	32,953,045
Depreciation	(6,931,424)

Net Unrealized Appreciation	$26,021,621

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$1,504,800	$—	$—
Air Freight & Logistics	2,981,648	—	—
Airlines	5,434,412	—	—
Auto Components	9,140,960	—	—
Banks	40,697,493	—	—
Capital Markets	3,965,659	—	—
Chemicals	3,475,996	—	—
Commercial Services & Supplies	7,779,252	—	—
Construction & Engineering	3,512,806	—	—
Consumer Finance	4,103,149	—	—
Diversified Consumer Services	994,817	—	—
Diversified Financial Services	746,878	—	—
Diversified Telecommunication Services	2,891,814	—	—
Electric Utilities	4,541,763	—	—
Electronic Equipment, Instruments & Components	5,944,267	—	—
Energy Equipment & Services	5,315,845	—	—
Food & Staples Retailing	3,598,518	—	—
Food Products	2,647,505	—	—
Gas Utilities	2,432,226	—	—
Health Care Providers & Services	3,778,176	—	—
Hotels, Restaurants & Leisure	3,370,235	—	—
Household Durables	879,930	—	—
Insurance	17,342,853	—	—
IT Services	3,921,511	—	—
Machinery	5,797,407	—	—
Media	2,427,381	—	—
Metals & Mining	3,649,288	—	—
Oil, Gas & Consumable Fuels	6,338,374	—	—
Paper & Forest Products	2,899,401	—	—
Personal Products	321,347	—	—
Professional Services	1,799,174	—	—
Real Estate Investment Trusts (REITs)	21,573,890	—	—
Road & Rail	1,674,608	—	—
Semiconductors & Semiconductor Equipment	1,998,369	—	—
Software	143,520	—	—
Specialty Retail	3,920,104	—	—
Textiles, Apparel & Luxury Goods	1,390,464	—	—
Thrifts & Mortgage Finance	7,671,581	—	—
Trading Companies & Distributors	3,055,688	—	—
Water Utilities	438,750	—	—
Wireless Telecommunication Services	1,336,575	—	—
Exchange Traded Fund	535,141	—	—
Affiliated Money Market Mutual Fund	10,307,909	—	—

Total	$218,281,484	$—	$—

Notes to Schedules of Investments (Unaudited)

Securities Valuation: The Funds hold securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair value responsibilities have been delegated to Prudential Investments

LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Funds’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, 3) detailed in the table following the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures and options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy as the adjustment factors are observable. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment spreads, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Funds invest in the Prudential Core Taxable Money Market Fund, a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Each Fund may hold up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Prudential Investment Portfolios 5

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date June 17, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date June 17, 2015

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date June 17, 2015

*	Print the name and title of each signing officer under his or her signature.